17. INTANGIBLE ASSETS (Details 2) - CAD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about intangible assets [line items]
Total intangible assets	$ 811,154	$ 812,995
Intangible assets with finite useful life [Member]
Disclosure of detailed information about intangible assets [line items]
Total intangible assets	138,210	164,614
Gross carrying amount [Member]
Disclosure of detailed information about intangible assets [line items]
Total intangible assets	1,181,519	1,158,939
Gross carrying amount [Member] | Intangible assets with finite useful life [Member]
Disclosure of detailed information about intangible assets [line items]
Total intangible assets	507,475	509,458	$ 513,042
Accumulated depreciation, amortisation and impairment [Member]
Disclosure of detailed information about intangible assets [line items]
Total intangible assets	(370,365)	(345,944)
Accumulated depreciation, amortisation and impairment [Member] | Intangible assets with finite useful life [Member]
Disclosure of detailed information about intangible assets [line items]
Total intangible assets	(369,265)	(344,844)	(318,988)
Intangible assets with indefinite useful life [Member]
Disclosure of detailed information about intangible assets [line items]
Total intangible assets	672,944	648,381
Intangible assets with indefinite useful life [Member] | Gross carrying amount [Member]
Disclosure of detailed information about intangible assets [line items]
Total intangible assets	674,044	649,481	639,558
Intangible assets with indefinite useful life [Member] | Accumulated depreciation, amortisation and impairment [Member]
Disclosure of detailed information about intangible assets [line items]
Total intangible assets	$ (1,100)	$ (1,100)	$ (1,100)